Cover Cover	Feb. 28, 2024
Cover Page [Abstract]
Title of 12(b) Security	Common Stock, $0.001 par value
Entity Address, Address Line One	7250 S. Tenaya Way
Entity Incorporation, State or Country Code	DE
Entity File Number	001-32622
Document Type	8-K
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	Everi Holdings Inc.
Entity Tax Identification Number	20-0723270
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89113
City Area Code	800
Local Phone Number	833-7110
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	EVRI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001318568
Amendment Flag	false